Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
SHAREHOLDERS' DEFICIT
9.	Stockholders’ Equity
The total number of authorized shares of preferred stock of Scilex Holding is
20,000,000
, of which
no
 shares were issued and outstanding at December
31
,
2021
and
2020
. The total number of authorized shares of
common

stock of Scilex Holding is
350,000,000
, of which
197,266,338
shares were issued and outstanding at
December 31, 2021 and 2020.

Vickers Vantage [Member]
Class of Stock [Line Items]
SHAREHOLDERS' DEFICIT
NOTE 7. SHAREHOLDERS’ DEFICIT
Preference Shares
 —
 The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At September 30, 2022 and December 31, 2021, there were no preference shares issued or outstanding.
Ordinary Shares
 — The Company is authorized to issue
200,000,000
 ordinary shares with a par value of $
0.0001
 per share. Holders of ordinary shares are entitled to one vote for each share. At September 30, 2022, there were
3,450,000
 shares of ordinary shares issued and outstanding, excluding
9,726,395
 ordinary shares subject to possible redemption which are presented as temporary equity. At December 31, 2021, there were
3,450,000
 shares of ordinary shares issued and outstanding, excluding
13,800,000
ordinary shares subject to possible redemption which are presented as temporary equity.

NOTE 7 — SHAREHOLDERS’ EQUITY
Preference Shares
 — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and 2020, there were no preference shares issued or outstanding.
Ordinary Shares
 — The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote for each share. At December 31, 2021, there were 3,450,000 shares of ordinary shares issued and outstanding, excluding 13,800,000 ordinary shares subject to possible redemption which are presented as temporary equity. At December 31, 2020, there were 3,450,000 ordinary shares issued or outstanding.